Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

							Value of initial
					Average		fixed $ 100
		Summary			Summary	Average	Investment based
		Compensation		Compensation	Compensation	Compensation	On:
	Summary	Table	Compensation	Actually	Table	Actually		Peer
	Compensation	Total for	Actually	Paid for	Total for	Paid to	Total	Total	GAAP Net	Adjusted
	Table	Former	Paid for	former	non-CEO	Non-CEO	Shareholder	Shareholder	(Loss)	EBITDA
Year	Total for CEO	CEO	CEO	CEO	NEOs	NEOs	Return	Return	Income	($)
(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)	(10)	(11)
2025	$7,980,782	$—	$9,286,228	$—	$2,382,922	$2,428,137	$109.71	$220.22	$77,882,000	$323,300,000
2024	$5,862,563	$11,415,263	$5,474,674	$5,323,779	$1,736,024	$1,401,495	$96.20	$150.03	$34,684,000	$310,211,000
2023	—	$7,555,625	—	$7,471,120	$2,174,613	$2,015,800	$93.40	$121.41	$(22,573,000)	$293,857,000
2022	—	$4,619,679	—	$4,505,434	$6,866,764	$8,171,106	$83.05	$97.85	$(14,330,000)	$204,994,000
2021	—	$4,083,541	—	$3,185,883	$1,049,196	$854,711	$92.06	$102.72	$45,728,000	$83,089,000

(1)	Year-ended December 31.
(2)	Amounts in this column reflect the total compensation as reported in Summary Compensation Table (“SCT”) for Jeremy C. Wensinger, President and CEO.
(3)	Amounts in this column reflect the total compensation as reported in the SCT for Charles L. Prow, (Former) President and CEO.
(4)	Amounts in this column reflect the “compensation actually paid,” (“CAP”) as calculated in accordance with SEC rules for Jeremy C. Wensinger, President and CEO. The dollar amounts do not reflect the actual amounts of compensation paid during the applicable year. In accordance with SEC rules, certain adjustments were made to the SCT total compensation to determine the amount of CAP, including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or the end of the reported fiscal year. For a reconciliation for fiscal year 2025, see the table below.
(5)	Amounts in this column reflect the CAP for Charles L. Prow, (Former) President and CEO. The dollar amounts do not reflect the actual amounts of compensation paid during the applicable year. In accordance with SEC rules, certain adjustments were made to the SCT total compensation to determine the amount of CAP, including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or the end of the reported fiscal year. For a reconciliation for fiscal year 2025, see the table below.
(6)	Amounts in this column reflect the average total compensation as reported in the SCT for the following non-CEO NEOs:
●	for fiscal year 2025, Shawn M. Mural, SVP, Chief Financial Officer, L. Roger, Mason, Jr., SVP, Chief Growth Officer, Jeremy J. Nance, SVP, Chief Legal Officer & General Counsel, Richard L. Caputo, Jr., SVP, Aerospace Systems, Kenneth W. Shreves, (Former) SVP, Global Mission Solutions;
●	for fiscal year 2024, Shawn M. Mural, SVP, Chief Financial Officer, Kenneth W. Shreves, SVP, Global Mission Solutions, Kevin Boyle, (Former) SVP, Chief Legal Officer & General Counsel, Michael J. Smith, VP, Corporate Development, Investment Relations & Treasury, and Josephine Bjornson, (Former) SVP, Chief Human Resource Officer;

●	for fiscal year 2023, Shawn M. Mural, SVP and Chief Financial Officer, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP and Chief Growth and Client Service Officer, Kenneth W. Shreves, SVP, Global Mission Solutions and William W. Beard, (Former) SVP, Aerospace Solutions;
●	for fiscal year 2022, Susan D. Lynch, (Former) SVP and Chief Financial Officer, John “Ed” Boyington, Jr. (Former) President, Vertex Aerospace LLC, William W. Beard, SVP, Aerospace Solutions and Richard Mendoza, (Former) SVP and Chief People Officer; and
●	for fiscal year 2021, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP, Growth and Enterprise Operations, David A. Hathaway, (Former) SVP, Vectrus Programs, Kevin T. Boyle, (Former) SVP, Chief Legal Officer, General Counsel and Corporate Secretary and Kenneth W. Shreves, SVP, Organic Growth and Operational Enablement.

Amounts also reflect the one-time grant of RSU awards to Messrs. Boyington, Beard and Mendoza who joined the Company in 2022 in connection with the Merger (the “Vertex Merger Grant”) that impacts the average SCT total for non-CEO NEOs in 2022.

(7)	Amounts in this column reflect the CAP for all Non-CEO NEOs (as disclosed in footnote 6 above). The dollar amounts do not reflect the actual amounts of compensation paid during the applicable year. In accordance with SEC rules, certain adjustments were made to the SCT total compensation to determine the amount of CAP, including adding (i) the year-end value of equity awards granted during the reported year, and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or the end of the reported fiscal year. For fiscal year 2022, amounts reflect the one-time Vertex Merger Grant in 2022 that impacts the average CAP for the Non-CEO NEOs for 2022. For a reconciliation of the SCT to CAP for fiscal year 2025, see the table below.
(8)	As of year-ended December 31, assuming an initial investment of $100 on December 31, 2020.
(9)	Reflects S&P Aerospace and Defense Select Industry Index.
(10)	Year-ended December 31.
(11)	Year-ended December 31.

The following table shows the adjustments made to the SCT total compensation to calculate CAP for our CEO for 2025, and the average CAP for our Non-CEO NEOs for 2025:

	2025

	CEO	Avg. Other NEOs
Adjustments	($)	($)
SCT	7,980,782	2,382,922
Deduction for amounts reported in the "Stock Awards" column in the SCT for 2025	(4,961,023)	(1,100,102)
Increase in fair value of equity awards granted during fiscal year 2025 that remain unvested as of December 31, 2025, determined as of December 31, 2025	6,410,224	1,253,196
Change in fair value of equity awards granted during prior fiscal years that were outstanding as of December 31, 2025, determined based on change in fair value from December 31, 2024 to December 31, 2025	206,879	36,359
Change in fair value of equity awards granted during prior fiscal years that vested during 2025, determined based on change in fair value from December 31, 2024 to vesting date	(350,633)	(121,974)
Reduction of fair value of equity awards granted during prior fiscal years that were forfeited during 2025, determined as of December 31, 2024	—	(22,264)
Total adjustments	1,305,446	45,215
CAP	9,286,228	2,428,137

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)	Amounts in this column reflect the total compensation as reported in Summary Compensation Table (“SCT”) for Jeremy C. Wensinger, President and CEO.
●	for fiscal year 2025, Shawn M. Mural, SVP, Chief Financial Officer, L. Roger, Mason, Jr., SVP, Chief Growth Officer, Jeremy J. Nance, SVP, Chief Legal Officer & General Counsel, Richard L. Caputo, Jr., SVP, Aerospace Systems, Kenneth W. Shreves, (Former) SVP, Global Mission Solutions;

(3)	Amounts in this column reflect the total compensation as reported in the SCT for Charles L. Prow, (Former) President and CEO.
●	for fiscal year 2024, Shawn M. Mural, SVP, Chief Financial Officer, Kenneth W. Shreves, SVP, Global Mission Solutions, Kevin Boyle, (Former) SVP, Chief Legal Officer & General Counsel, Michael J. Smith, VP, Corporate Development, Investment Relations & Treasury, and Josephine Bjornson, (Former) SVP, Chief Human Resource Officer;

●	for fiscal year 2023, Shawn M. Mural, SVP and Chief Financial Officer, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP and Chief Growth and Client Service Officer, Kenneth W. Shreves, SVP, Global Mission Solutions and William W. Beard, (Former) SVP, Aerospace Solutions;

●	for fiscal year 2022, Susan D. Lynch, (Former) SVP and Chief Financial Officer, John “Ed” Boyington, Jr. (Former) President, Vertex Aerospace LLC, William W. Beard, SVP, Aerospace Solutions and Richard Mendoza, (Former) SVP and Chief People Officer; and

●	for fiscal year 2021, Susan D. Lynch, (Former) SVP and Chief Financial Officer, Susan L. Deagle, (Former) SVP, Growth and Enterprise Operations, David A. Hathaway, (Former) SVP, Vectrus Programs, Kevin T. Boyle, (Former) SVP, Chief Legal Officer, General Counsel and Corporate Secretary and Kenneth W. Shreves, SVP, Organic Growth and Operational Enablement.

Peer Group Issuers, Footnote
(9)	Reflects S&P Aerospace and Defense Select Industry Index.

Adjustment To PEO Compensation, Footnote

The following table shows the adjustments made to the SCT total compensation to calculate CAP for our CEO for 2025, and the average CAP for our Non-CEO NEOs for 2025:

	2025

	CEO	Avg. Other NEOs
Adjustments	($)	($)
SCT	7,980,782	2,382,922
Deduction for amounts reported in the "Stock Awards" column in the SCT for 2025	(4,961,023)	(1,100,102)
Increase in fair value of equity awards granted during fiscal year 2025 that remain unvested as of December 31, 2025, determined as of December 31, 2025	6,410,224	1,253,196
Change in fair value of equity awards granted during prior fiscal years that were outstanding as of December 31, 2025, determined based on change in fair value from December 31, 2024 to December 31, 2025	206,879	36,359
Change in fair value of equity awards granted during prior fiscal years that vested during 2025, determined based on change in fair value from December 31, 2024 to vesting date	(350,633)	(121,974)
Reduction of fair value of equity awards granted during prior fiscal years that were forfeited during 2025, determined as of December 31, 2024	—	(22,264)
Total adjustments	1,305,446	45,215
CAP	9,286,228	2,428,137

Non-PEO NEO Average Total Compensation Amount	$ 2,382,922	$ 1,736,024	$ 2,174,613	$ 6,866,764	$ 1,049,196
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,428,137	1,401,495	2,015,800	8,171,106	854,711
Adjustment to Non-PEO NEO Compensation Footnote

The following table shows the adjustments made to the SCT total compensation to calculate CAP for our CEO for 2025, and the average CAP for our Non-CEO NEOs for 2025:

	2025

	CEO	Avg. Other NEOs
Adjustments	($)	($)
SCT	7,980,782	2,382,922
Deduction for amounts reported in the "Stock Awards" column in the SCT for 2025	(4,961,023)	(1,100,102)
Increase in fair value of equity awards granted during fiscal year 2025 that remain unvested as of December 31, 2025, determined as of December 31, 2025	6,410,224	1,253,196
Change in fair value of equity awards granted during prior fiscal years that were outstanding as of December 31, 2025, determined based on change in fair value from December 31, 2024 to December 31, 2025	206,879	36,359
Change in fair value of equity awards granted during prior fiscal years that vested during 2025, determined based on change in fair value from December 31, 2024 to vesting date	(350,633)	(121,974)
Reduction of fair value of equity awards granted during prior fiscal years that were forfeited during 2025, determined as of December 31, 2024	—	(22,264)
Total adjustments	1,305,446	45,215
CAP	9,286,228	2,428,137

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures to Determine CAP for 2025

The three items listed below represent the most important metrics we used to determine CAP for 2025 as further described in our “Compensation Discussion and Analysis” above.

Most Important Performance Measures
Adjusted EBITDA
Bookings
Days Sales Outstanding

Total Shareholder Return Amount	$ 109.71	96.2	93.4	83.05	92.06
Peer Group Total Shareholder Return Amount	220.22	150.03	121.41	97.85	102.72
Net Income (Loss)	$ 77,882,000	$ 34,684,000	$ (22,573,000)	$ (14,330,000)	$ 45,728,000
Company Selected Measure Amount	323,300,000	310,211,000	293,857,000	204,994,000	83,089,000
PEO Name	Jeremy C. Wensinger
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	Days Sales Outstanding
Jeremy C Wensinger
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,980,782	$ 5,862,563
PEO Actually Paid Compensation Amount	9,286,228	5,474,674
Charles L Prow
Pay vs Performance Disclosure
PEO Total Compensation Amount		11,415,263	$ 7,555,625	$ 4,619,679	$ 4,083,541
PEO Actually Paid Compensation Amount		$ 5,323,779	$ 7,471,120	$ 4,505,434	$ 3,185,883
PEO | Jeremy C Wensinger | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,305,446
PEO | Jeremy C Wensinger | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,961,023)
PEO | Jeremy C Wensinger | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,410,224
PEO | Jeremy C Wensinger | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,879
PEO | Jeremy C Wensinger | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(350,633)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,215
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,100,102)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,253,196
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,359
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,974)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,264)